Document and Entity Information	May 01, 2024
Cover [Abstract]
Document Type	N-2
Entity Registrant Name	ARES CAPITAL CORP
Entity Address, State or Province	NY
Entity Address, Address Line One	245 Park Avenue
Entity Address, Address Line Two	44th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10167
City Area Code	212
Local Phone Number	750-7300
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Entity Central Index Key	0001287750
Amendment Flag	false